Debt and Credit Agreements - Additional Information (Detail) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Commercial paper borrowings outstanding	0	0
Issuance of long-term debt under MTN Program	628,000,000	1,185,000,000
Medium-Term Note [Member]
Debt Instrument [Line Items]
Remaining borrowing capacity	1,187,000,000
Maximum authorized principal amount	3,000,000,000
Remaining available for issuance period	October 2015
Issuance of long-term debt under MTN Program	628,000,000	1,185,000,000
Medium-Term Note [Member] | Norfolk Power [Member]
Debt Instrument [Line Items]
MTN loan repaid and redeemed	26,000,000
Medium-Term Note [Member] | Series 19 Notes [Member]
Debt Instrument [Line Items]
MTN loan repaid and redeemed	750,000,000
Medium-Term Note [Member] | Series 15 Notes [Member]
Debt Instrument [Line Items]
MTN loan repaid and redeemed		600,000,000
Commercial Paper [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	1,000,000,000
Maturities days of commercial paper	365 days
Committed Revolving Standby Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	1,500,000,000
Remaining borrowing capacity	1,500,000,000
Revolving credit facility maturity period	June 2019